NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
3..	NOTES PAYABLE

Bank

In October 2010, the Company issued two promissory notes to California United Bank (“CUB”). The first promissory note was for $500,000, bore interest at 5.75% per annum, and was secured by substantially all assets of the Company. This note was paid off by its terms during 2013.

The second promissory note is for $1,250,000 and has been amended several times since issuance. The note was last amended in May 2013. The note bears interest at a variable rate, subject to a minimum of 7.25% per annum. The interest rate at December 31, 2013 was 7.25%. Payments of interest are due monthly with one payment of all outstanding principal plus accrued interest due on March 5, 2014. The note is secured by substantially all assets of the Company and is guaranteed by two shareholders/officers, a trust of one of the officers/shareholders, and UFAS. The balance outstanding amounted to $1,250,000 at December 31, 2013 and 2012.

The note was amended in May 2014. Refer to footnote 11 for further discussion.

Credit Agreement

During 2013, the Company entered into a Credit Agreement with TCA Global Credit Master Fund, LP (“TCA”). Pursuant to the Credit Agreement, the Company was granted an initial revolving credit facility of $1,500,000, which was subsequently increased to $1,850,000 later in 2013, and may be increased up to $7,000,000 upon i) the written request of the Company and ii) approval by TCA.

In December 2013, the Company and TCA entered into the Second Amendment to Credit Agreement whereby the parties aggregated all amounts owed to TCA under the Credit Agreement, which totaled $2,210,798 inclusive of $330,000 of loan fees incurred in connection with the second amendment. In addition, TCA waived the Company’s default of the terms of the Credit Agreement as of December 2, 2013 in connection with the execution of Second Amendment to Credit Agreement.

Amounts outstanding under the Second Amendment to Credit Agreement bear interest at 15% per annum and are payable in monthly payments of principal and interest commencing in March 2014, with the final payment due in October 2014, and share first priority with California United Bank on a pari passu basis.

As of December 31, 2013, the amount of principal and accrued interest outstanding amounted to $2,210,798 and $25,431, respectively. The $330,000 of loan fees was recorded as a note discount on the date of the promissory note and is being amortized to interest expense over the term of the note. As of December 31, 2013, the unamortized note discount amounted to $298,417.

Loan and Security Agreement

During 2013, the Company entered into a Loan and Security Agreement with Colgan Financial Group, Inc. (“Colgan”) pursuant to which the Company issued a promissory note of $600,000. The note bears interest at 2.5% per month, is payable in monthly installments of principal and interest through June 2014, is guaranteed by one shareholder of the Company and an advisor to the Company and is secured by substantially all assets of Greenwood & Hall. This note is subordinate to the notes held by California United Bank and TCA.

The following is a schedule, by year, of future minimum principal payments required under notes payable as of December 31, 2013:

Years Ending December 31,
2014	$4,060,798
2015	-
2016	-
2017	-
2018	-
Total	4,060,798
Note discount	(298,417)
$3,762,381